Consolidated balance sheet - GBP (£) £ in Millions		Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Goodwill		£ 7,610	£ 8,389
Other intangible assets		737	850
Property, plant and equipment		909	828
Right-of-use assets		1,385	1,382
Interests in associates		253	287
Other investments		398	333
Deferred tax assets		323	324
Corporate income tax recoverable		59	77
Trade and other receivables		174	209
Non-current assets		11,848	12,679
Current assets
Corporate income tax recoverable		113	115
Trade and other receivables		7,722	8,460
Accrued income and unbilled media		3,188	3,151
Cash and cash equivalents		2,638	2,218
Total of current assets after including assets classified as held for sale		13,661	13,944
Current liabilities
Trade and other payables		(13,056)	(13,323)
Deferred income and customer advances		(1,160)	(1,319)
Corporate income tax payable		(333)	(370)
Lease liabilities		(240)	(292)
Borrowings		(584)	(946)
Provisions for liabilities and charges	[1]	(143)	(55)
Total of current liabilities after including liabilities associated with assets as held for sale		(15,516)	(16,305)
Net current liabilities		(1,855)	(2,361)
Non-current liabilities
Borrowings		(3,744)	(3,775)
Trade and other payables		(229)	(283)
Deferred tax liabilities		(142)	(179)
Employee benefit obligations		(132)	(136)
Provisions for liabilities and charges	[1]	(232)	(250)
Lease liabilities		(1,780)	(1,862)
Non-current liabilities		(6,259)	(6,485)
Net assets		3,734	3,833
Equity
Called-up share capital		109	114
Share premium account		579	577
Other reserves		151	187
Own shares		(191)	(990)
Retained earnings		2,827	3,488
Equity shareholders’ funds		3,475	3,376
Non-controlling interests		259	457
Total equity		£ 3,734	£ 3,833

[1]	Current provisions for liabilities and charges, which were not material, were previously presented within Non-current provisions for liabilities and charges and have been restated. See note 20.